Phoenix Investment Partners

                                Semiannual Report

                                                           February 28, 2001

                                                           Phoenix-Duff & Phelps
        [GRAPHIC OMITTED]                                  Core Equity Fund

                                                           Phoenix-Oakhurst
                                                           Growth & Income
                                                           Fund

Phoenix Equity Planning
Corporation
PO Box 150480
Hartford CT 06115-0480

[LOGO] PHOENIX
       INVESTMENT PARTNERS

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or www.phoenixinvestments.com.

PXP 212 (4/01)

Message from the President

Dear Shareholder:

      We are pleased to provide this financial summary for Phoenix-Duff & Phelps Core Equity Fund and Phoenix-Oakhurst Growth & Income Fund for the six months ended February 28, 2001. If you have any questions, please call your financial advisor or contact Mutual Fund Services at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday. You may also review your account, check your balance, purchase or exchange shares, as well as order literature and forms online at www.phoenixinvestments.com.

Sincerely,


/s/ Philip R. McLoughlin

Philip R. McLoughlin

February 28, 2001

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

Phoenix-Duff & Phelps Core Equity Fund

                        INVESTMENTS AT FEBRUARY 28, 2001
                                   (Unaudited)

                                                         SHARES          VALUE
                                                         ------          -----

COMMON STOCKS -- 99.0%

Automobiles -- 1.2%
Ford Motor Co. ...................................       10,460       $  290,893

Banks (Major Regional) -- 4.0%
U.S. Bancorp .....................................       43,450        1,008,040

Biotechnology -- 2.5%
Amgen, Inc.(b) ...................................        8,700          626,944

Chemicals -- 3.1%
Dow Chemical Co. (The) ...........................       11,000          360,910
Praxair, Inc. ....................................        9,550          425,930
                                                                      ----------
                                                                         786,840
                                                                      ----------
Communications Equipment -- 4.2%
ADC Telecommunications, Inc.(b) ..................       48,150          535,669
Lucent Technologies, Inc. ........................       12,300          142,557
Motorola, Inc. ...................................       24,900          377,733
                                                                      ----------
                                                                       1,055,959
                                                                      ----------
Computers (Hardware) -- 4.5%
Hewlett-Packard Co. ..............................       19,400          559,690
Sun Microsystems, Inc.(b) ........................       28,300          562,462
                                                                      ----------
                                                                       1,122,152
                                                                      ----------
Computers (Networking) -- 1.4%
Cisco Systems, Inc.(b) ...........................       14,648          346,974

Computers (Peripherals) -- 2.3%
EMC Corp.(b) .....................................       14,350          570,556

Computers (Software & Services) -- 3.3%
Computer Associates International, Inc. ..........       17,900          558,301
Oracle Corp.(b) ..................................       14,500          275,500
                                                                      ----------
                                                                         833,801
                                                                      ----------
Consumer Finance -- 1.9%
Providian Financial Corp. ........................        9,700          485,097

Electric Companies -- 3.6%
Southern Co. (The) ...............................       29,400          909,930

Electrical Equipment -- 3.3%
General Electric Co. .............................       18,050         839,325

Electronics (Instrumentation) -- 2.1%
Agilent Technologies, Inc.(b) ....................       14,500          522,000

Electronics (Semiconductors) -- 2.4%
Analog Devices, Inc.(b) ..........................        4,150          154,795
Microchip Technology, Inc.(b) ....................       19,200          458,400
                                                                      ----------
                                                                         613,195
                                                                      ----------
Entertainment -- 1.1%
Walt Disney Co. (The) ............................        9,100          281,645

Financial (Diversified) -- 7.1%
Fannie Mae .......................................       11,000          876,700
J.P. Morgan Chase & Co. ..........................       19,300          900,538
                                                                      ----------
                                                                       1,777,238
                                                                      ----------
Health Care (Diversified) -- 1.0%
Abbott Laboratories ..............................        5,050          247,399

Health Care (Drugs-Major Pharmaceuticals) -- 3.5%
Lilly (Eli) & Co. ................................        5,510          437,825
Pfizer, Inc. .....................................        9,662          434,790
                                                                      ----------
                                                                         872,615
                                                                      ----------
Health Care (Generic and Other) -- 1.2%
Watson Pharmaceuticals, Inc.(b) ..................        5,550          308,025

Health Care (Medical Products & Supplies) -- 4.9%
Baxter International, Inc. .......................        7,650          704,488
Becton, Dickinson and Co. ........................        7,550          271,649
Medtronic, Inc. ..................................        4,750          243,105
                                                                      ----------
                                                                       1,219,242
                                                                      ----------
Household Products (Non-Durable) -- 2.7%
Kimberly-Clark Corp. .............................        9,350         668,525

Insurance (Property-Casualty) -- 3.2%
MGIC Investment Corp. ............................       13,750         796,812

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                                                         SHARES      VALUE
                                                         ------      -----

Manufacturing (Diversified) -- 5.8%
Tyco International Ltd. ........................          14,400   $  786,960
United Technologies Corp. ......................           8,700      677,817
                                                                   ----------
                                                                    1,464,777
                                                                   ----------
Natural Gas -- 3.2%
Williams Cos., Inc. (The) ......................          19,450      811,065

Oil (Domestic Integrated) -- 2.6%
Conoco, Inc. Class A ...........................          23,300      658,225

Oil (International Integrated) -- 1.2%
Exxon Mobil Corp. ..............................           3,730      302,317

Personal Care -- 1.0%
Estee Lauder Cos., Inc. (The) Class A ..........           6,600      255,024

Railroads -- 2.1%
Union Pacific Corp. ............................           9,400      516,436

Retail (Building Supplies) -- 3.5%
Home Depot, Inc. (The) .........................          10,250      435,625
Lowe's Cos., Inc. ..............................           7,800      435,864
                                                                   ----------
                                                                      871,489
                                                                   ----------
Services (Advertising/Marketing) -- 1.6%
Omnicom Group, Inc. ............................           4,525      410,372

Services (Computer Systems) -- 2.8%
Computer Sciences Corp.(b) .....................          11,950      713,535

Telecommunications (Long Distance) -- 4.1%
McLeodUSA, Inc. Class A(b) .....................          49,300      647,063
WorldCom, Inc.(b) ..............................          22,400      372,400
                                                                   ----------
                                                                    1,019,463
                                                                   ----------
Telephone -- 4.4%
Qwest Communications International, Inc.(b) ....          13,900      513,883
SBC Communications, Inc. .......................          12,550      598,635
                                                                   ----------
                                                                    1,112,518
                                                                   ----------

Waste Management -- 2.2%
Waste Management, Inc. .........................          22,200      563,214

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Identified cost $23,777,239) ..................                   24,881,642
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 0.4%

Communications Equipment -- 0.4%
Nortel Networks Corp. (Canada) .................           6,000      110,940

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(Identified cost $264,499) .....................                      110,940
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS -- 99.4%
(Identified cost $24,041,738) ..................                   24,992,582
-----------------------------------------------------------------------------

                                                          PAR
                                                         VALUE
                                                         (000)
                                                        --------

SHORT-TERM OBLIGATIONS -- 0.0%

Money Market Mutual Funds -- 0.0%
State Street Global Advisors Seven Seas
Money Market Fund
(5.48% seven day effective yield) ...............               $1      1,001

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $1,001) ........................                       1,001
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(Identified cost $24,042,739) ...................                  24,993,583(a)
Other assets and liabilities, net--0.6% .........                     146,880
                                                                  -----------
NET ASSETS--100.0% ..............................                 $25,140,463
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,432,982 and gross depreciation of $2,694,471 for federal income tax purposes. At February 28, 2001, the aggregate cost of securities for federal income tax purposes was $24,255,072.

(b)   Non-income producing.

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2001
                                   (Unaudited)

Assets
Investment securities at value
  (Identified cost $24,042,739)                                    $ 24,993,583
Cash                                                                     82,599
Receivables
  Investment securities sold                                          2,057,927
  Dividends and interest                                                 36,960
  Fund shares sold                                                        1,741
Prepaid expenses                                                            188
                                                                   ------------
    Total assets                                                     27,172,998
                                                                   ------------

Liabilities
Payables
  Investment securities purchased                                     1,940,050
  Fund shares repurchased                                                33,435
  Investment advisory fee                                                 2,628
  Distribution fee                                                        9,365
  Transfer agent fee                                                      8,145
  Trustees' fee                                                           8,060
  Financial agent fee                                                     4,425
Accrued expenses                                                         26,427
                                                                   ------------
    Total liabilities                                                 2,032,535
                                                                   ------------
Net Assets                                                         $ 25,140,463
                                                                   ============

Net Assets Consist of:
Capital paid in on shares of beneficial interest                   $ 24,222,341
Undistributed net investment loss                                       (34,185)
Accumulated net realized gain                                             1,463
Net unrealized appreciation                                             950,844
                                                                   ------------
Net Assets                                                         $ 25,140,463
                                                                   ============

Class A
Shares of beneficial interest outstanding, $1 par value
  unlimited authorization (Net Assets $18,883,945)                    1,778,931
Net asset value per share                                                $10.62
Offering price per share $10.62/(1-5.75%)                                $11.27

Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $5,006,808)                       484,274
Net asset value and offering price per share                             $10.34

Class C
Shares of beneficial interest outstanding, $1 par value
  unlimited authorization (Net Assets $1,249,710)                       120,856
Net asset value and offering price per share                             $10.34

                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2001
                                   (Unaudited)

Investment Income
Dividends                                                          $    170,903
Interest                                                                 15,068
                                                                   ------------
    Total investment income                                             185,971
                                                                   ------------

Expenses
Investment advisory fee                                                 116,653
Distribution fee, Class A                                                30,297
Distribution fee, Class B                                                27,323
Distribution fee, Class C                                                 7,053
Financial agent fee                                                      30,067
Transfer agent                                                           36,631
Registration                                                             20,347
Printing                                                                 12,936
Trustees                                                                 12,921
Professional                                                             12,392
Custodian                                                                 5,826
Miscellaneous                                                             4,740
                                                                   ------------
    Total expenses                                                      317,186
    Less expenses borne by investment adviser                           (97,030)
                                                                   ------------
    Net expenses                                                        220,156
                                                                   ------------
Net investment loss                                                     (34,185)
                                                                   ------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                         772,797
Net change in unrealized appreciation (depreciation) on
  investments                                                        (5,590,064)
                                                                   ------------
Net loss on investments                                              (4,817,267)
                                                                   ------------
Net decrease in net assets resulting from operations                ($4,851,452)
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               Six Months
                                                                                 Ended
                                                                                 2/28/01        Year Ended
                                                                               (Unaudited)       8/31/00
                                                                              ------------     ------------
From Operations
  Net investment income (loss)                                                $    (34,185)    $   (146,619)
  Net realized gain (loss)                                                         772,797        1,040,007
  Net change in unrealized appreciation (depreciation)                          (5,590,064)       2,177,857
                                                                              ------------     ------------
  Increase (decrease) in net assets resulting from operations                   (4,851,452)       3,071,245
                                                                              ------------     ------------

From Distributions to Shareholders
  Net realized gains, Class A                                                   (1,246,943)        (749,938)
  Net realized gains, Class B                                                     (304,382)        (223,144)
  Net realized gains, Class C                                                      (76,905)         (57,248)
                                                                              ------------     ------------
  Decrease in net assets from distributions to shareholders                     (1,628,230)      (1,030,330)
                                                                              ------------     ------------

From Share Transactions
Class A
  Proceeds from sales of shares (224,798 and 341,078 shares, respectively)       2,602,478        4,198,264
  Net asset value of shares issued from reinvestment of distributions
    (114,088 and 58,266 shares, respectively)                                    1,223,020          735,321
  Cost of shares repurchased (681,184 and 1,614,716 shares, respectively)       (7,771,436)     (20,021,141)
                                                                              ------------     ------------
Total                                                                           (3,945,938)     (15,087,556)
                                                                              ------------     ------------

Class B
  Proceeds from sales of shares (15,343 and 44,678 shares, respectively)           171,394          548,634
  Net asset value of shares issued from reinvestment of distributions
    (26,822 and 16,418 shares, respectively)                                       280,562          203,748
  Cost of shares repurchased (33,774 and 349,908 shares, respectively)            (391,418)      (4,269,830)
                                                                              ------------     ------------
Total                                                                               60,538       (3,517,448)
                                                                              ------------     ------------

Class C
  Proceeds from sales of shares (148 and 15,900 shares, respectively)                1,713          193,158
  Net asset value of shares issued from reinvestment of distributions
    (6,714 and 4,208 shares, respectively)                                          70,228           52,259
  Cost of shares repurchased (10,122 and 100,007 shares, respectively)            (115,119)      (1,228,414)
                                                                              ------------     ------------
Total                                                                              (43,178)        (982,997)
                                                                              ------------     ------------

  Increase (decrease) in net assets from share transactions                     (3,928,578)     (19,588,001)
                                                                              ------------     ------------
  Net increase (decrease) in net assets                                        (10,408,260)     (17,547,086)
Net Assets
  Beginning of period                                                           35,548,723       53,095,809
                                                                              ------------     ------------
  End of period [including undistributed net investment income (loss) of
    ($34,185) and $0, respectively]                                           $ 25,140,463     $ 35,548,723
                                                                              ============     ============

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                                      CLASS A
                                             --------------------------------------------------------
                                             Six Months                                       From
                                               Ended            Year Ended August 31       Inception
                                              2/28/01          ---------------------       9/25/97 to
                                            (Unaudited)          2000          1999          8/31/98
Net asset value, beginning of period          $ 13.12          $ 12.37       $  9.87         $ 10.00
Income from investment operations
  Net investment income (loss)(1)                  --            (0.02)         0.01              --
  Net realized and unrealized gain (loss)       (1.85)            1.08          2.57           (0.09)
                                              -------          -------       -------         -------
       Total from investment operations         (1.85)            1.06          2.58           (0.09)
                                              -------          -------       -------         -------
Less distributions
  Dividends from net realized gains             (0.65)           (0.31)        (0.08)             --
  In excess of net investment income               --               --            --           (0.04)
                                              -------          -------       -------         -------
       Total distributions                      (0.65)           (0.31)        (0.08)          (0.04)
                                              -------          -------       -------         -------
Change in net asset value                       (2.50)            0.75          2.50           (0.13)
                                              -------          -------       -------         -------
Net asset value, end of period                $ 10.62          $ 13.12       $ 12.37         $  9.87
                                              =======          =======       =======         =======

Total return(2)                                (14.12)%(5)        8.70%        26.12%          (0.93)%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)         $18,884          $27,840       $41,272         $22,683

Ratio to average net assets of:
  Operating expenses(3)                          1.25%(6)         1.25%         1.25%           1.25%(6)
  Net investment income (loss)                  (0.05)%(6)       (0.19)%        0.06%           0.02%(6)
Portfolio turnover                                 54%(5)           81%           82%             83%(5)

                                                                      CLASS B
                                             ---------------------------------------------------------
                                             Six Months                                       From
                                               Ended            Year Ended August 31       Inception
                                              2/28/01          ---------------------       9/25/97 to
                                            (Unaudited)          2000          1999          8/31/98
Net asset value, beginning of period          $ 12.85          $12.20       $ 9.81            $10.00
Income from investment operations
  Net investment income (loss)(1)               (0.05)          (0.12)       (0.08)            (0.08)
  Net realized and unrealized gain (loss)       (1.81)           1.08         2.55             (0.08)
                                              -------          ------       ------            ------
       Total from investment operations         (1.86)           0.96         2.47             (0.16)
                                              -------          ------       ------            ------
Less distributions
  Dividends from net realized gains             (0.65)          (0.31)       (0.08)               --
  In excess of net investment income               --              --           --             (0.03)
                                              -------          ------       ------            ------
       Total distributions                      (0.65)          (0.31)       (0.08)            (0.03)
                                              -------          ------       ------            ------
Change in net asset value                       (2.51)           0.65         2.39             (0.19)
                                              -------          ------       ------            ------
Net asset value, end of period                $ 10.34          $12.85       $12.20            $ 9.81
                                              =======          ======       ======            ======
Total return(2)                                (14.50)%(5)       7.99%       25.16%            (1.61)%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)         $ 5,007          $6,113       $9,333            $6,801

Ratio to average net assets of:
  Operating expenses(4)                          2.00%(6)        2.00%        2.00%             2.00%(6)
  Net investment income (loss)                  (0.81)%(6)      (0.93)%      (0.69)%            0.73%(6)
Portfolio turnover                                 54%(5)          81%          82%               83%(5)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.87%, 1.64%, 1.43% and 2.95% for the periods ended February 28, 2001, August 31, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.63%, 2.39%, 2.18% and 3.70% for the periods ended February 28, 2001, August 31, 2000, 1999 and 1998, respectively.
(5)   Not annualized.
(6)   Annualized.

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                                     CLASS C
                                            -----------------------------------------------------
                                            Six Months                                    From
                                               Ended          Year Ended August 31     Inception
                                              2/28/01         --------------------     9/25/97 to
                                            (Unaudited)         2000         1999       8/31/98
Net asset value, beginning of period          $ 12.85          $12.21       $ 9.82       $10.00
Income from investment operations
  Net investment income (loss)(1)               (0.05)          (0.12)       (0.08)       (0.08)
  Net realized and unrealized gain (loss)       (1.81)           1.07         2.55        (0.07)
                                              -------          ------       ------       ------
       Total from investment operations         (1.86)           0.95         2.47        (0.15)
                                              -------          ------       ------       ------
Less distributions
  Dividends from net realized gains             (0.65)          (0.31)       (0.08)          --
  In excess of net investment income               --              --           --        (0.03)
                                              -------          ------       ------       ------
       Total distributions                      (0.65)          (0.31)       (0.08)       (0.03)
                                              -------          ------       ------       ------
Change in net asset value                       (2.51)           0.64         2.39        (0.18)
                                              -------          ------       ------       ------
Net asset value, end of period                $ 10.34          $12.85       $12.21       $ 9.82
                                              =======          ======       ======       ======
Total return(2)                                (14.50)%(4)       7.90%       25.13%       (1.52)%(4)

Ratios/supplemental data:
Net assets, end of period (thousands)         $ 1,250          $1,595       $2,491       $2,514

Ratio to average net assets of:
  Operating expenses(3)                          2.00%(5)        2.00%        2.00%        2.00%(5)
  Net investment income (loss)                  (0.81)%(5)      (0.93)%      (0.70)%      (0.73)%(5)
Portfolio turnover                                 54%(4)          81%          82%          83%(4)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.63%, 2.39%, 2.18% and 3.70% for the periods ended February 28, 2001, August 31, 2000, 1999 and 1998, respectively.
(4)   Not annualized.
(5)   Annualized.

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                        INVESTMENTS AT FEBRUARY 28, 2001
                                   (Unaudited)

                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS -- 95.2%

Aerospace/Defense -- 1.9%
Boeing Co. (The) .............................         55,800        $ 3,470,760
General Dynamics Corp. .......................         43,800          2,986,284
Northrop Grumman Corp. .......................         25,200          2,367,540
                                                                     -----------
                                                                       8,824,584
                                                                     -----------

Air Freight -- 0.1%
FedEx Corp.(b) ...............................         11,700            478,881

Airlines -- 0.6%
AMR Corp.(b) .................................         17,100            568,575
Delta Air Lines, Inc. ........................         20,900            880,308
Southwest Airlines Co. .......................         66,750          1,241,550
                                                                     -----------
                                                                       2,690,433
                                                                     -----------

Aluminum -- 0.9%
Alcoa, Inc. ..................................        114,200          4,083,792

Auto Parts & Equipment -- 0.2%
Visteon Corp. ................................         61,400            884,160

Automobiles -- 1.4%
Ford Motor Co. ...............................        192,300          5,347,863
General Motors Corp. .........................         21,300          1,135,716
                                                                     -----------
                                                                       6,483,579
                                                                     -----------

Banks (Major Regional) -- 3.1%
Bank of New York Co., Inc. (The) .............          9,300            481,554
Comerica, Inc. ...............................         70,500          4,487,325
FleetBoston Financial Corp. ..................        161,000          6,641,250
SunTrust Banks, Inc. .........................         27,100          1,781,283
U.S. Bancorp .................................         68,200          1,582,240
                                                                     -----------
                                                                      14,973,652
                                                                     -----------

Banks (Money Center) -- 0.7%
Bank of America Corp. ........................         67,100          3,351,645

Banks (Regional) -- 0.2%
Silicon Valley Bancshares(b) .................         36,800          1,028,100

Beverages (Non-Alcoholic) -- 1.4%
Coca-Cola Co. (The) ..........................         39,000          2,068,170
PepsiCo., Inc. ...............................         98,600          4,543,488
                                                                     -----------
                                                                       6,611,658
                                                                     -----------

Biotechnology -- 0.4%
Amgen, Inc.(b) ...............................         25,000          1,801,562

Broadcasting (Television, Radio & Cable) -- 0 2%
Clear Channel Communications, Inc.(b) ........         15,600            891,540

Chemicals -- 1.3%
Air Products and Chemicals, Inc. .............         14,500            587,975
Dow Chemical Co. (The) .......................         75,600          2,480,436
Du Pont (E.I.) de Nemours & Co. ..............         74,300          3,246,167
                                                                     -----------
                                                                       6,314,578
                                                                     -----------

Communications Equipment -- 1.9%
Comverse Technology, Inc.(b) .................         19,300          1,446,294
Corning, Inc. ................................         28,100            761,510
Harris Corp. .................................         52,400          1,315,764
JDS Uniphase Corp.(b) ........................         28,300            757,025
Motorola, Inc. ...............................        113,000          1,714,210
QUALCOMM, Inc.(b) ............................         28,100          1,540,231
Scientific-Atlanta, Inc. .....................         23,500          1,102,150
Tellabs, Inc.(b) .............................          9,200            400,775
                                                                     -----------
                                                                       9,037,959
                                                                     -----------

Computers (Hardware) -- 3.8%
Apple Computer, Inc.(b) ......................         56,400          1,029,300
Compaq Computer Corp. ........................         89,400          1,805,880
Dell Computer Corp.(b) .......................         72,500          1,585,937
Gateway, Inc.(b) .............................         38,800            667,360
Hewlett-Packard Co. ..........................         99,800          2,879,230
International Business Machines Corp. ........         78,800          7,872,120
Sun Microsystems, Inc.(b) ....................        109,000          2,166,375
                                                                     -----------
                                                                      18,006,202

                                                                     -----------
Computers (Networking) -- 1.4%
Cisco Systems, Inc.(b) .......................        248,500          5,886,344
KPMG Consulting, Inc.(b) .....................         32,400            747,225
                                                                     -----------
                                                                       6,633,569
                                                                     -----------

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                       SHARES           VALUE
                                                       ------           -----
Computers (Peripherals) -- 0.7%
EMC Corp.(b) .................................         82,300        $ 3,272,248

Computers (Software & Services) -- 4.1%
Adobe Systems, Inc. ..........................         31,000            900,937
Microsoft Corp.(b) ...........................        220,800         13,027,200
Oracle Corp.(b) ..............................        206,400          3,921,600
Symantec Corp.(b) ............................         11,000            501,187
VeriSign, Inc.(b) ............................          9,700            462,569
Yahoo!, Inc.(b) ..............................         20,800            495,300
                                                                     -----------
                                                                      19,308,793
                                                                     -----------

Consumer Finance -- 0.5%
MBNA Corp. ...................................         30,300            996,264
PMI Group, Inc. (The) ........................         12,400            694,524
Providian Financial Corp. ....................         14,400            720,144
                                                                     -----------
                                                                       2,410,932
                                                                     -----------

Containers (Metal & Glass) -- 0.1%
Ball Corp. ...................................         12,400            513,360

Distributors (Food & Health) -- 0.9%
AmeriSource Health Corp. Class A(b) ..........         12,600            676,872
Cardinal Health, Inc. ........................         11,200          1,136,800
SYSCO Corp. ..................................         86,400          2,355,264
                                                                     -----------
                                                                       4,168,936
                                                                     -----------

Electric Companies -- 3.4%
ALLETE .......................................         33,400            784,900
DTE Energy Co. ...............................         28,700          1,042,097
Edison International .........................         12,300            183,270
Energy East Corp. ............................        105,200          1,977,760
Entergy Corp. ................................         59,900          2,325,917
Exelon Corp. .................................         15,700          1,026,309
PG&E Corp. ...................................         15,200            212,192
Public Service Enterprise Group, Inc. ........         10,400            466,024
Reliant Energy, Inc. .........................         82,100          3,449,021
TXU Corp. ....................................         33,600          1,385,664
UtiliCorp United, Inc. .......................        104,800          3,107,320
                                                                     -----------
                                                                      15,960,474
                                                                     -----------

Electrical Equipment -- 4.6%
AVX Corp. ....................................         36,100            642,941
General Electric Co. .........................        411,000         19,111,500
Sanmina Corp.(b) .............................         23,000            685,688
Solectron Corp.(b) ...........................         32,800            893,800
Vishay Intertechnology, Inc.(b) ..............         30,300            543,582
                                                                     -----------
                                                                      21,877,511
                                                                     -----------

Electronics (Semiconductors) -- 2.8%
Advanced Micro Devices, Inc.(b) ..............         20,400            438,600
Analog Devices, Inc.(b) ......................         19,200            716,160
Cypress Semiconductor Corp.(b) ...............         22,100            432,718
Integrated Device Technology, Inc.(b) ........         12,100            350,144
Intel Corp. ..................................        268,800          7,677,600
International Rectifier Corp.(b) .............         10,900            359,700
Micron Technology, Inc.(b) ...................         22,700            776,794
National Semiconductor Corp.(b) ..............         23,400            477,828
Texas Instruments, Inc. ......................         69,200          2,044,860
                                                                     -----------
                                                                      13,274,404
                                                                     -----------

Engineering & Construction -- 0.1%
Quanta Services, Inc.(b) .....................          8,800            242,968

Entertainment -- 2.5%
AOL-Time Warner, Inc.(b) .....................        162,200          7,141,666
Viacom, Inc. Class B(b) ......................         41,422          2,058,673
Walt Disney Co. (The) ........................         83,100          2,571,945
                                                                     -----------
                                                                      11,772,284
                                                                     -----------

Equipment (Semiconductors) -- 1.0%
Applied Materials, Inc.(b) ...................         41,800          1,766,050
Credence Systems Corp.(b) ....................         20,300            466,900
KLA-Tencor Corp.(b) ..........................          9,600            343,200
Lam Research Corp.(b) ........................         35,100            754,650
Novellus Systems, Inc.(b) ....................         11,700            451,913
Teradyne, Inc.(b) ............................         28,000            874,440
                                                                     -----------
                                                                       4,657,153
                                                                     -----------

Financial (Diversified) -- 8.4%
Ambac Financial Group, Inc. ..................         28,500          1,607,400
American Express Co. .........................         53,000          2,325,640
Citigroup, Inc. ..............................        304,533         14,976,933
Fannie Mae ...................................         38,000          3,028,600
J.P. Morgan Chase & Co. ......................        252,060         11,761,120
Morgan Stanley Dean Witter & Co. .............         98,800          6,434,844
                                                                     -----------
                                                                      40,134,537
                                                                     -----------

Foods -- 0.7%
ConAgra Foods, Inc. ..........................         72,000          1,416,960
Kellogg Co. ..................................         26,000            691,340
McCormick & Co., Inc. ........................         35,500          1,395,150
                                                                     -----------
                                                                       3,503,450
                                                                     -----------

Footwear -- 0.1%
Timberland Co. (The) Class A(b) ..............          7,900            442,242

Hardware & Tools -- 0.2%
Stanley Works, The ...........................         21,900            762,120

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                       SHARES           VALUE
                                                       ------           -----
Health Care (Diversified) -- 4.3%
Abbott Laboratories ..........................         61,500        $ 3,012,885
American Home Products Corp. .................         53,900          3,329,403
Bristol-Myers Squibb Co. .....................         91,600          5,808,356
Johnson & Johnson ............................         87,900          8,555,307
                                                                     -----------
                                                                      20,705,951
                                                                     -----------

Health Care (Drugs-Major Pharmaceuticals) -- 5.7%
Lilly (Eli) & Co. ............................         44,100          3,504,186
Merck & Co., Inc. ............................         93,200          7,474,640
Pfizer, Inc. .................................        250,800         11,286,000
Pharmacia Corp. ..............................         37,128          1,919,518
Schering-Plough Corp. ........................         78,100          3,143,525
                                                                     -----------
                                                                      27,327,869
                                                                     -----------

Health Care (Generic and Other) -- 0.2%
Medicis Pharmaceutical Corp. Class A(b) ......         22,500          1,183,500

Health Care (Managed Care) -- 1.9%
CIGNA Corp. ..................................         20,400          2,237,268
Oxford Health Plans, Inc.(b) .................         70,400          2,327,600
UnitedHealth Group, Inc. .....................         40,000          2,369,200
Wellpoint Health Networks, Inc.(b) ...........         19,700          1,947,345
                                                                     -----------
                                                                       8,881,413
                                                                     -----------

Health Care (Medical Products & Supplies) -- 0.2%
Beckman Coulter, Inc. ........................         25,600          1,035,520

Household Products (Non-Durable) -- 1.2%
Clorox Co. (The) .............................         30,800          1,107,568
Colgate-Palmolive Co. ........................          9,500            560,975
Kimberly-Clark Corp. .........................         55,400          3,961,100
                                                                     -----------
                                                                       5,629,643
                                                                     -----------

Housewares -- 0.3%
Tupperware Corp. .............................         66,300          1,564,680

Insurance (Life/Health) -- 0.6%
Lincoln National Corp. .......................         62,900          2,759,423

Insurance (Multi-Line) -- 0.4%
Hartford Financial Services Group, Inc. (The)           3,400            217,090
Loews Corp. ..................................         16,000          1,738,720
                                                                     -----------
                                                                       1,955,810
                                                                     -----------

Insurance (Property-Casualty) -- 0.2%
MGIC Investment Corp. ........................         12,000            695,400
Radian Group, Inc. ...........................          7,800            482,430
                                                                     -----------
                                                                       1,177,830
                                                                     -----------

Insurance Brokers -- 0.3%
Gallagher (Arthur J.) & Co. ..................         62,000          1,582,860

Investment Banking/Brokerage -- 1.5%
Goldman Sachs Group, Inc. (The) ..............         17,200          1,578,100
Lehman Brothers Holdings, Inc. ...............         35,000          2,402,750
Merrill Lynch & Co., Inc. ....................         56,000          3,354,400
                                                                     -----------
                                                                       7,335,250
                                                                     -----------

Lodging-Hotels -- 0.2%
Marriott International, Inc. Class A .........         18,000            768,240

Machinery (Diversified) -- 0.5%
Dover Corp. ..................................         59,000          2,263,240

Manufacturing (Diversified) -- 3.1%
ITT Industries, Inc. .........................         15,000            608,250
Johnson Controls, Inc. .......................         23,500          1,562,280
Minnesota Mining and Manufacturing Co. .......         15,700          1,770,175
Parker-Hannifin Corp. ........................         27,600          1,187,628
Textron, Inc. ................................         22,000          1,165,560
Tyco International Ltd. ......................         97,600          5,333,840
United Technologies Corp. ....................         41,000          3,256,638
                                                                     -----------
                                                                      14,884,371
                                                                     -----------

Manufacturing (Specialized) -- 0.1%
Millipore Corp. ..............................          4,700            246,750

Natural Gas -- 1.2%
Equitable Resources, Inc. ....................         34,300          1,968,820
NICOR, Inc. ..................................         27,900          1,032,300
Sempra Energy ................................        126,700          2,831,745
                                                                     -----------
                                                                       5,832,865
                                                                     -----------

Oil & Gas (Drilling & Equipment) -- 0.1%
Schlumberger Ltd. ............................          7,300            465,375

Oil & Gas (Exploration & Production) -- 1.3%
Apache Corp. .................................         23,700          1,391,190
Kerr-McGee Corp. .............................         41,200          2,663,168
Unocal Corp. .................................         65,500          2,309,530
                                                                     -----------
                                                                       6,363,888
                                                                     -----------

Oil & Gas (Refining & Marketing) -- 0.6%
Ultramar Diamond Shamrock Corp. ..............         73,700          2,682,680

Oil (Domestic Integrated) -- 1.4%
Amerada Hess Corp. ...........................         19,800          1,425,600
Conoco, Inc. Class B .........................         35,400          1,019,520

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                      SHARES            VALUE
                                                      ------            -----
Oil (Domestic Integrated) -- Continued
Occidental Petroleum Corp. ...................        151,500        $ 3,634,485
Phillips Petroleum Co. .......................         14,400            767,664
                                                                     -----------
                                                                       6,847,269
                                                                     -----------
Oil (International Integrated) -- 3.4%
Chevron Corp. ................................         49,800          4,265,868
Exxon Mobil Corp. ............................        136,500         11,063,325
Texaco, Inc. .................................         15,800          1,012,780
                                                                     -----------
                                                                      16,341,973
                                                                     -----------

Paper & Forest Products -- 0.5%
International Paper Co. ......................         25,100            945,266
Westvaco Corp. ...............................         38,100            998,601
Weyerhaeuser Co. .............................          9,400            505,156
                                                                     -----------
                                                                       2,449,023
                                                                     -----------

Personal Care -- 0.4%
Alberto-Culver Co. Class B ...................         20,800            833,248
Estee Lauder Cos., Inc. (The) Class A ........         26,800          1,035,552
                                                                     -----------
                                                                       1,868,800
                                                                     -----------

Publishing -- 0.1%
Reader's Digest Association, Inc. (The) Class A        16,500            529,485

Publishing (Newspapers) -- 1.5%
Dow Jones & Co., Inc. ........................         31,000          1,909,600
Gannett Co., Inc. ............................         27,500          1,818,850
Knight-Ridder, Inc. ..........................         23,800          1,422,050
New York Times Co. (The) Class A .............         50,300          2,223,260
                                                                     -----------
                                                                       7,373,760
                                                                     -----------

Railroads -- 0.4%
Union Pacific Corp. ..........................         31,500          1,730,610

REITS -- 0.2%
iStar Financial, Inc. ........................         30,500          1,064,450

Retail (Building Supplies) -- 0.6%
Home Depot, Inc. (The) .......................         46,800          1,989,000
Lowe's Cos., Inc. ............................         14,100            787,908
                                                                     -----------
                                                                       2,776,908
                                                                     -----------

Retail (Computers & Electronics)  -- 0.8%
Best Buy Co., Inc.(b) ........................         20,400            835,584
RadioShack Corp. .............................         20,500            877,400
Tech Data Corp.(b) ...........................         66,000          2,017,125
                                                                     -----------
                                                                       3,730,109
                                                                     -----------

Retail (Department Stores) -- 0.2%

Neiman Marcus Group, Inc. (The) Class A(b)  ..         29,000          1,055,600

Retail (Food Chains) -- 0.3%
Safeway, Inc.(b) .............................         24,800          1,346,888

Retail (General Merchandise) -- 2.3%
BJ's Wholesale Club, Inc.(b) .................         14,200            646,242
Costco Wholesale Corp.(b) ....................         22,800            951,900
Sears, Roebuck & Co. .........................         32,200          1,321,810
Target Corp. .................................         36,900          1,439,100
Wal-Mart Stores, Inc. ........................        131,000          6,561,790
                                                                     -----------
                                                                      10,920,842
                                                                     -----------

Retail (Specialty) -- 0.2%
Tiffany & Co. ................................         14,800            460,428
Zale Corp.(b) ................................         21,200            666,952
                                                                     -----------
                                                                       1,127,380
                                                                     -----------

Retail (Specialty-Apparel) -- 0.2%
Gap, Inc. (The) ..............................         35,000            953,400

Savings & Loan Companies -- 0.3%
Washington Mutual, Inc. ......................         30,000          1,541,100

Services (Advertising/Marketing) -- 0.3%
Interpublic Group of Cos., Inc. (The) ........         27,300          1,026,480
Omnicom Group, Inc. ..........................          5,600            507,864
                                                                     -----------
                                                                       1,534,344
                                                                     -----------

Services (Commercial & Consumer) -- 0.4%
Cendant Corp.(b) .............................        163,100          2,133,348

Services (Computer Systems) -- 0.6%
Computer Sciences Corp.(b) ...................         14,000            835,940
Electronic Data Systems Corp. ................         30,800          1,965,964
                                                                     -----------
                                                                       2,801,904
                                                                     -----------

Services (Data Processing) -- 0.3%
First Data Corp. .............................         24,200          1,494,592

Services (Employment) -- 0.2%
Manpower, Inc. ...............................         24,800            843,944

Shipping -- 0.2%
Teekay Shipping Corp. ........................         17,700            729,240

Telecommunications (Cellular/Wireless) -- 0.4%
Nextel Communications, Inc. Class A(b) .......         31,400            755,563
Sprint Corp. (PCS Group)(b) ..................         41,400          1,042,452
                                                                     -----------
                                                                       1,798,015
                                                                     -----------

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                      SHARES         VALUE
                                                      ------         -----
Telecommunications (Long Distance) -- 0.5%
AT&T Corp. ...................................         27,800    $    639,400
WorldCom, Inc.(b) ............................        115,000       1,911,875
                                                                 ------------
                                                                    2,551,275
                                                                 ------------

Telephone -- 3.9%
BellSouth Corp. ..............................        125,400       5,261,784
Qwest Communications International, Inc.(b) ..         66,500       2,458,505
SBC Communications, Inc. .....................        113,700       5,423,490
Telephone & Data Systems, Inc. ...............          4,700         439,215
Verizon Communications, Inc." ................        105,700       5,232,150
                                                                 ------------
                                                                   18,815,144
                                                                 ------------

Textiles (Apparel) -- 0.5%
Jones Apparel Group, Inc(b) ..................         43,600       1,674,240
Liz Claiborne, Inc. ..........................         18,400         896,080
                                                                 ------------
                                                                    2,570,320
                                                                 ------------

Tobacco -- 1.6%
Philip Morris Cos., Inc. .....................        153,800       7,410,084

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Identified cost $423,755,303) ...............                    453,384,271
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 2.2%

Communications Equipment -- 0.4%
Nortel Networks Corp. (Canada) ...............        107,800       1,993,222

Electrical Equipment -- 0.2%
Flextronics International Ltd. (Singapore)(b)          29,200         773,800

Foods -- 0.4%
Unilever NV NY Registered Shares (Netherlands)         35,900       2,006,810

Insurance (Property-Casualty) -- 0.3%
ACE Ltd. (Bermuda) ...........................         39,000       1,427,400

Oil (International Integrated) -- 0.9%
Royal Dutch Petroleum Co. NY Registered Shares
(Netherlands) ................................         75,900       4,427,247

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(Identified cost $13,092,197) ................                     10,628,479
-----------------------------------------------------------------------------

UNIT INVESTMENT TRUSTS -- 2.0%

S&P 500 Depository Receipts ..................         77,400       9,593,730

-----------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(Identified cost $9,328,623)                                        9,593,730
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.4%
(Identified cost $446,176,123)                                    473,606,480
-----------------------------------------------------------------------------

                                          STANDARD    PAR
                                          & POOR'S   VALUE
                                           RATING    (000)
                                          --------   -----

SHORT-TERM OBLIGATIONS -- 0.4%

Commercial Paper -- 0.4%
Koch Industries, Inc 5.48%, 3/1/01           A-1+    $  895           895,000
Bell South Capital Funding 5.45%, 3/5/01     A-1+     1,000           999,394

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $1,894,394)                                        1,894,394
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(Identified cost $448,070,517)                                    475,500,874(a)
Other assets and liabilities, net--0.2%                               960,062
                                                                 ------------
NET ASSETS--100.0%                                               $476,460,936
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $77,163,579 and gross depreciation of $50,680,217 for federal income tax purposes. At February 28, 2001, the aggregate cost of securities for federal income tax purposes was $449,017,512.

(b)   Non-income producing.

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2001
                                   (Unaudited)

Assets
Investment securities at value
  (Identified cost $448,070,517)                                  $ 475,500,874
Cash                                                                     15,990
Receivables
  Fund shares sold                                                    1,149,950
  Dividends and interest                                                682,946
Prepaid expenses                                                            664
                                                                  -------------
    Total assets                                                    477,350,424
                                                                  -------------

Liabilities
Payables
  Fund shares repurchased                                               380,572
  Investment advisory fee                                               103,839
  Distribution fee                                                      226,766
  Transfer agent fee                                                     97,200
  Financial agent fee                                                    27,473
  Trustees' fee                                                           8,060
  Custodian fee                                                           8,133
Accrued expenses                                                         37,445
                                                                  -------------
    Total liabilities                                                   889,488
                                                                  -------------
Net Assets                                                        $ 476,460,936
                                                                  =============

Net Assets Consist of:
Capital paid in on shares of beneficial interest                  $ 453,608,434
Undistributed net investment loss                                      (598,315)
Accumulated net realized loss                                        (3,979,540)
Net unrealized appreciation                                          27,430,357
                                                                  -------------
Net Assets                                                        $ 476,460,936
                                                                  =============

Class A
Shares of beneficial interest outstanding, $1 par value
  unlimited authorization (Net Assets $258,247,359)                  18,235,681
Net asset value per share                                                $14.16
Offering price per share $14.16/(1-5.75%)                                $15.02

Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $126,566,450)                   9,140,965
Net asset value and offering price per share                             $13.85

Class C
Shares of beneficial interest outstanding, $1 par value
  unlimited authorization (Net Assets $91,647,127)                    6,617,241
Net asset value and offering price per share                             $13.85

                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2001
                                   (Unaudited)

Investment Income
Dividends                                                          $  3,297,667
Interest                                                                 90,505
Foreign taxes withheld                                                   (4,027)
                                                                   ------------
    Total investment income                                           3,384,145
                                                                   ------------

Expenses
Investment advisory fee                                               1,870,351
Distribution fee, Class A                                               335,048
Distribution fee, Class B                                               669,933
Distribution fee, Class C                                               483,678
Financial agent fee                                                     382,578
Transfer agent                                                          165,083
Printing                                                                144,482
Registration                                                             54,055
Custodian                                                                21,278
Professional                                                             17,896
Trustees                                                                 11,921
Miscellaneous                                                             7,930
                                                                   ------------
    Total expenses                                                    4,164,233
    Less expenses borne by investment adviser                          (181,773)
                                                                   ------------
    Net expenses                                                      3,982,460
                                                                   ------------
Net investment loss                                                    (598,315)
                                                                   ------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                                      (1,001,470)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (88,043,422)
                                                                   ------------
Net loss on investments                                             (89,044,892)
                                                                   ------------
Net decrease in net assets resulting from operations               $(89,643,207)
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Six Months
                                                                                      Ended
                                                                                     2/28/01         Year Ended
                                                                                   (Unaudited)         8/31/00
                                                                                  -------------     -------------
From Operations
  Net investment income (loss)                                                    $    (598,315)    $    (990,799)
  Net realized gain (loss)                                                           (1,001,470)       (2,594,322)
  Net change in unrealized appreciation (depreciation)                              (88,043,422)       75,794,989
                                                                                  -------------     -------------
  Increase (decrease) in net assets resulting from operations                       (89,643,207)       72,209,868
                                                                                  -------------     -------------

From Distributions to Shareholders
  Net investment income, Class A                                                             --          (285,388)
  Net realized gains, Class A                                                                --        (2,877,590)
  Net realized gains, Class B                                                                --        (1,487,251)
  Net realized gains, Class C                                                                --          (909,767)
  In excess of net realized gains, Class A                                                   --           (15,321)
  In excess of net realized gains, Class B                                                   --            (7,918)
  In excess of net realized gains, Class C                                                   --            (4,844)
                                                                                  -------------     -------------
  Decrease in net assets from distributions to shareholders                                  --        (5,588,079)
                                                                                  -------------     -------------

From Share Transactions
Class A
  Proceeds from sales of shares (3,542,244 and 8,147,516 shares, respectively)       53,640,136       125,678,816
  Net asset value of shares issued from reinvestment of distributions
    (0 and 184,841 shares, respectively)                                                     --         2,859,487
  Cost of shares repurchased (2,774,509 and 5,185,684 shares, respectively)         (42,054,834)      (80,123,000)
                                                                                  -------------     -------------
Total                                                                                11,585,302        48,415,303
                                                                                  -------------     -------------

Class B
  Proceeds from sales of shares (838,992 and 2,778,833 shares, respectively)         12,485,320        42,118,702
  Net asset value of shares issued from reinvestment of distributions
    (0 and 91,070 shares, respectively)                                                      --         1,389,726
  Cost of shares repurchased (636,534 and 1,518,323 shares, respectively)            (9,462,935)      (23,055,705)
                                                                                  -------------     -------------
Total                                                                                 3,022,385        20,452,723
                                                                                  -------------     -------------

Class C
  Proceeds from sales of shares (1,006,906 and 2,987,969 shares, respectively)       15,102,177        45,432,616
  Net asset value of shares issued from reinvestment of distributions
    (0 and 57,858 shares, respectively)                                                      --           882,890
  Cost of shares repurchased (812,886 and 726,231 shares, respectively)             (12,140,181)      (11,166,175)
                                                                                  -------------     -------------
Total                                                                                 2,961,996        35,149,331
                                                                                  -------------     -------------
  Increase (decrease) in net assets from share transactions                          17,569,683       104,017,357
                                                                                  -------------     -------------
  Net increase (decrease) in net assets                                             (72,073,524)      170,639,146
Net Assets
  Beginning of period                                                               548,534,460       377,895,314
                                                                                  -------------     -------------
  End of period [including undistributed net investment income (loss) of
     ($598,315) and $0, respectively]                                             $ 476,460,936     $ 548,534,460
                                                                                  =============     =============

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                                                  CLASS A
                                                       ------------------------------------------------------------
                                                       Six Months                                            From
                                                         Ended              Year Ended August 31           Inception
                                                        2/28/01           ------------------------        9/25/97 to
                                                      (Unaudited)           2000            1999            8/31/98
Net asset value, beginning of period                    $  16.85          $  14.61        $  10.47          $ 10.00
Income from investment operations
  Net investment income (loss)(1)                           0.01              0.02            0.06             0.06
  Net realized and unrealized gain (loss)                  (2.70)             2.42            4.19             0.48
                                                        --------          --------        --------          -------
       Total from investment operations                    (2.69)             2.44            4.25             0.54
                                                        --------          --------        --------          -------
Less distributions
  Dividends from net investment income                        --             (0.02)          (0.02)           (0.04)
  Dividends from net realized gains                           --             (0.18)          (0.09)           (0.03)
                                                        --------          --------        --------          -------
       Total distributions                                    --             (0.20)          (0.11)           (0.07)
                                                        --------          --------        --------          -------
Change in net asset value                                  (2.69)             2.24            4.14             0.47
                                                        --------          --------        --------          -------
Net asset value, end of period                          $  14.16          $  16.85        $  14.61          $ 10.47
                                                        ========          ========        ========          =======
Total return(2)                                           (15.96)%(5)        16.83%          40.72%            5.39%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)                   $258,247          $294,416        $209,210          $76,399

Ratio to average net assets of:
  Operating expenses(3)                                     1.25%(6)          1.25%           1.22%(7)         1.25%(6)
  Net investment income (loss)                              0.11%(6)          0.13%           0.43%            0.57%(6)
Portfolio turnover                                            16%(5)            55%             71%             106%(5)

                                                                                CLASS B
                                                       ------------------------------------------------------------
                                                       Six Months                                            From
                                                         Ended              Year Ended August 31           Inception
                                                        2/28/01           ------------------------        9/25/97 to
                                                      (Unaudited)           2000            1999            8/31/98
Net asset value, beginning of period                    $  16.54          $  14.43        $  10.40          $ 10.00
Income from investment operations
  Net investment income (loss)(1)                          (0.01)            (0.10)          (0.04)           (0.02)
  Net realized and unrealized gain (loss)                  (2.68)             2.39            4.16             0.48
                                                        --------          --------        --------          -------
       Total from investment operations                    (2.69)             2.29            4.12             0.46
                                                        --------          --------        --------          -------
Less distributions
  Dividends from net investment income                        --                --              --            (0.03)
  Dividends from net realized gains                           --             (0.18)          (0.09)           (0.03)
                                                        --------          --------        --------          -------
       Total distributions                                    --             (0.18)          (0.09)           (0.06)
                                                        --------          --------        --------          -------
Change in net asset value                                  (2.69)             2.11            4.03             0.40
                                                        --------          --------        --------          -------
Net asset value, end of period                          $  13.85          $  16.54        $  14.43          $ 10.40
                                                        ========          ========        ========          =======
Total return(2)                                           (16.32)%(5)        15.99%          39.72%            4.59%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)                   $126,566          $147,846        $109,461          $31,902

Ratio to average net assets of:
  Operating expenses(4)                                     2.00%(6)          2.00%           1.96%(7)         2.00%(6)
  Net investment income (loss)                             (0.64)%(6)        (0.62)%         (0.32)%          (0.19)%(6)
Portfolio turnover                                            16%(5)            55%             71%             106%(5)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.32%, 1.30%, 1.33% and 1.88% for the periods ended February 28, 2001, August 31, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.07%, 2.05%, 2.08% and 2.63% for the periods ended February 28, 2001, August 31, 2000, 1999 and 1998, respectively.
(5)   Not annualized.
(6)   Annualized.
(7) For the year ended August 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                                                 CLASS C
                                                       ------------------------------------------------------------
                                                       Six Months                                          From
                                                         Ended             Year Ended August 31          Inception
                                                        2/28/01          ------------------------       9/25/97 to
                                                      (Unaudited)          2000            1999           8/31/98
Net asset value, beginning of period                    $ 16.55          $  14.43        $ 10.41          $ 10.00
Income from investment operations
  Net investment income (loss)(1)                         (0.05)            (0.10)         (0.04)           (0.02)
  Net realized and unrealized gain (loss)                 (2.65)             2.40           4.15             0.49
                                                        -------          --------        -------          -------
       Total from investment operations                   (2.70)             2.30           4.11             0.47
                                                        -------          --------        -------          -------
Less distributions
  Dividends from net investment income                       --                --             --            (0.03)
  Dividends from net realized gains                          --             (0.18)         (0.09)           (0.03)
                                                        -------          --------        -------          -------
       Total distributions                                   --             (0.18)         (0.09)           (0.06)
                                                        -------          --------        -------          -------
Change in net asset value                                 (2.70)             2.12           4.02             0.41
                                                        -------          --------        -------          -------
Net asset value, end of period                          $ 13.85          $  16.55        $ 14.43          $ 10.41
                                                        =======          ========        =======          =======
Total return(2)                                          (16.37)%(4)        16.06%         39.58%            4.67%(4)

Ratios/supplemental data:
Net assets, end of period (thousands)                   $91,647          $106,272        $59,224          $11,108

Ratio to average net assets of:
  Operating expenses(3)                                    2.00%(5)          2.00%          1.96%(6)         2.00%(5)
  Net investment income (loss)                            (0.64)%(5)        (0.62)%        (0.33)%          (0.18)%(5)
Portfolio turnover                                           16%(4)            55%            71%             106%(4)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.07%, 2.05%, 2.08% and 2.63% for the periods ended February 28, 2001, August 31, 2000, 1999 and 1998, respectively.
(4)   Not annualized.
(5)   Annualized.
(6) For the year ended August 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix Equity Series Fund
Notes to Financial Statements
February 28, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

      Effective November 30, 2000, the Phoenix Equity Series Fund (the "Trust") is organized as a Delaware business trust, (prior to that date, the Trust was organized as a Massachusetts business trust) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.

      Phoenix-Duff & Phelps Core Equity Fund seeks long-term capital appreciation by investing in a diversified portfolio of common stocks. Phoenix-Oakhurst Growth & Income Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

      Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with the front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

      Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations of valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

      Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

      In November, 2000 a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Trust to amortize premium and discount on all fixed income securities, and classify gains and losses on asset-backed securities presently included in realized gains and losses, as part of interest income. Upon initial adoption, the Trust will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting these accounting principles will not effect the Trust's net asset value, but will change the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The Trust expects that the impact of the adoption of these principles will not be material to the financial statements.

C. Income taxes:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

      Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is

Phoenix Equity Series Fund
Notes to Financial Statements
February 28, 2001 (Unaudited) (Continued)

treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchanges rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At February 28, 2001, the Trust had no forward currency contracts.

G.  Options:

      Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

      Each Fund will realize a gain or loss upon the expiration or closing of the options transaction. Gain and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

      Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At February 28, 2001, the Fund had no options.

H. Expenses:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I.  Repurchase agreements:

      A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited. At February 28, 2001, the Trust had no repurchase agreements.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      The advisers to the Trust are Duff & Phelps Investment Management Co. ("DPIM") and Phoenix Investment Counsel, Inc. ("PIC"). DPIM is a subsidiary of Phoenix Investment Partners Ltd., which is an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company("PHL"). PIC is an indirect, majority-owned subsidiary of PHL. As compensation for their services to the Trust, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                                   1st $1      $1-2        $2+
Fund                                     Adviser   Billion    Billion    Billion
----                                     -------   -------    -------    -------

Core Equity Fund ...................       DPIM      0.75%      0.70%     0.65%
Growth & Income Fund ...............       PIC       0.75%      0.70%     0.65%

      The Advisers have voluntarily agreed to assume total fund operating expenses of each respective Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 2001, to the extent that such expenses exceed the following percentages of the average annual net assets:

                 Class A       Class B       Class C
                  -----         -----         -----

                  1.25%         2.00%         2.00%

      Phoenix Equity Planning Corporation ("PEPCO"), an indirect, majority-owned subsidiary of PHL, serves as the national distributor of the Trust's shares. PEPCO has advised the Trust that it retained net

Phoenix Equity Series Fund
Notes to Financial Statements
February 28, 2001 (Unaudited) (Continued)

selling commissions of $28,927 for Class A shares, and deferred sales charges of $142,385 for Class B shares and $19,637 for Class C shares for the six months ended February 28, 2001. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the six months ended February 28, 2001, $874,672 was retained by the Distributor, $633,873 was paid to unaffiliated participants, and $44,787 was paid to W.S. Griffith, an indirect subsidiary of PHL.

      As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended February 28, 2001, financial agent fees were $412,645, of which PEPCO received $36,000. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

      PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended February 28, 2001, transfer agent fees were $201,714, of which PEPCO retained $151,533 which is net of the fees paid to State Street.

      For the six months ended February 28, 2001, the Trust paid PXP Securities Corp., a wholly owned subsidiary of PHL, brokerage commissions of $17,105 in connection with portfolio transactions effected by it.

      At February 28, 2001, PHL and its affiliates held shares which aggregated the following:

                                                                      Aggregate
                                                                      Net Asset
                                                    Shares              Value
                                                    ------            ----------

Core Equity Fund--Class A ..............          1,255,025          $13,328,366

3. PURCHASE AND SALE OF SECURITIES

      Purchases and sales of securities during the six months ended February 28, 2001 (excluding U.S. Government and agency securities and short-term securities)
 aggregated the following:

                                                Purchases               Sales
                                                ---------               -----

Core Equity Fund .......................       $ 16,546,149          $22,388,660
Growth & Income Fund ...................        100,742,955           81,379,275

      There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended February 28, 2001.

4. CREDIT RISK

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

      At August 31, 2000, the Growth & Income Fund had a capital loss carryover of $1,107,211, expiring in 2008. This may be used to offset future capital loss.

      Under current tax law, capital loss realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2000, the Growth & Income Fund deferred capital losses of $966,490.

      This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETINGS (Unaudited)

A special meeting of Shareholders of Phoenix Equity Series Fund was held on November 30, 2000 to approve the following matters:

      1. Approve an Agreement and Plan of Reorganization which provides for the reorganization of the Trust into a Delaware business trust.
      2. Amend the fundamental investment restriction of each Fund regarding diversification.
      3. Amend the fundamental investment restriction of each Fund regarding concentration.
      4. Amend the fundamental investment restriction of each Fund regarding borrowing.
      5. Amend the fundamental investment restriction of each Fund regarding the issuance of senior securities.
      6. Amend the fundamental investment restriction of each Fund regarding underwriting.
      7. Amend the fundamental investment restriction of each Fund regarding investing in real estate.
      8. Amend the fundamental investment restriction of each Fund regarding investing in commodities.
      9. Amend the fundamental investment restriction of each Fund regarding lending.
      10. Eliminate the fundamental investment restriction of each Fund regarding the purchase of securities of unseasoned issuers.
      11. Eliminate the fundamental investment restriction of each Fund regarding the purchase of warrants.
      12. Eliminate the fundamental investment restriction of each Fund regarding short sales.
      13. Eliminate the fundamental investment restriction of each Fund regarding the purchase of securities on margin.
      14.   Eliminate the fundamental investment restriction of each Fund regarding officer or trustee ownership of securities.
      15.   Eliminate the fundamental investment restriction of each Fund regarding the purchase of securities of other investment companies.
      16. Eliminate the fundamental investment restriction of each Fund regarding the purchase of illiquid securities.
      17. Eliminate the fundamental investment restriction each Fund regarding investing in oil, gas or other minerals.

On the record date of November 30, 2000, there were 35,682,737 shares outstanding and 53.78% percent of the shares outstanding and entitled to vote that were present by proxy.

NUMBER OF VOTES

                                                                                    For             Against       Abstain
                                                                               --------------    ------------   ------------
1.   Approve an Agreement and Plan of Reorganization which provides
     for the reorganization of the Trust into a Delaware business trust.         17,633,728         357,294       1,200,494

                                                                                    For             Against       Abstain
                                                                               --------------    ------------   ------------
2.   Amend the fundamental investment restriction of each Fund
     regarding diversification.                                                  17,353,713         489,873       1,347,930
3.   Amend the fundamental investment restriction of each Fund
     regarding concentration.                                                    17,367,631         481,975       1,341,910
4.   Amend the fundamental investment restriction of each Fund
     regarding borrowing.                                                        17,090,583         734,061       1,366,872
5.   Amend the fundamental investment restriction of each Fund
     regarding the issuance of senior securities.                                17,174,392         638,784       1,378,340
6.   Amend the fundamental investment restriction of each Fund
     regarding underwriting.                                                     17,245,836         582,682       1,363,998
7.   Amend the fundamental investment restriction of each Fund
     regarding investing in real estate.                                         16,378,409       1,471,171       1,341,936
8.   Amend the fundamental investment restriction of each Fund
     regarding investing in commodities.                                         15,649,924       2,197,718       1,343,874
9.   Amend the fundamental investment restriction of each Fund
     regarding lending.                                                          16,503,713       1,312,191       1,375,612
10.  Eliminate the fundamental investment restriction of each Fund
     regarding the purchase of securities of unseasoned issuers.                 16,210,255       1,593,420       1,387,841
11.  Eliminate the fundamental investment restriction of each Fund
     regarding the purchase of warrants.                                         15,771,148       2,087,349       1,333,019
12.  Eliminate the fundamental investment restriction of each Fund
     regarding short sales.                                                      15,663,374       2,208,216       1,319,926
13.  Eliminate the fundamental investment restriction of each Fund
     regarding the purchase of securities on margin.                             15,542,023       2,359,229       1,290,264
14.  Eliminate the fundamental investment restriction of each Fund
     regarding officer or trustee ownership of securities.                       15,652,586       2,219,288       1,319,642
15.  Eliminate the fundamental investment restriction of each Fund
     regarding the purchase of securities of other investment companies.         15,786,094       2,093,130       1,312,292
16.  Eliminate the fundamental investment restriction of each Fund
     regarding the purchase of illiquid securities.                              15,980,005       2,177,306       1,034,205
17.  Eliminate the fundamental investment restriction each Fund
     regarding investing in oil, gas or other minerals.                          16,225,806       1,980,257         985,553

Phoenix Equity Series Fund

101 Munson Street
Greenfield, Massachusetts  01301

Trustees

Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Steven L. Colton, Vice President
Robert S. Driessen, Vice President
William R. Moyer, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary
Nancy J. Engberg, Assistant Secretary

Investment Adviser

Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Core Equity Fund)
55 East Monroe Street
Suite 3800
Chicago, Illinois  60603

Phoenix Investment Counsel, Inc.
(Phoenix-Oakhurst Growth & Income Fund)
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut  06115-0480

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts  02101

Transfer Agent

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut  06115-0480

Independent Accountants

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts  02110

How to Contact Us

The Fund Connection                     1-800-243-1574
Customer Service                        1-800-243-1574
Marketing Department                    1-800-243-4361 (option 3)
Text Telephone                          1-800-243-1926
www.phoenixinvestments.com

--------------------------------------------------------------------------------
Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
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Phoenix Equity Planning
Corporation                                                  ------------------
PO Box 150480                                                Presorted Standard
Hartford CT 06115-0480                                          U.S. POSTAGE
                                                                    PAID
[LOGO] PHOENIX                                                 LOUISVILLE, KY
       INVESTMENT PARTNERS                                       PERMIT 1051
                                                             ------------------

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or www.phoenixinvestments.com.

PXP 212 (4/01)